Organization, Description of Business, and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Description of Business, and Liquidity [Abstract]
Organization, Description of Business, and Liquidity

Note 1 - Organization, Description of Business, and Liquidity

Organization and Description of Business

BioStem Technologies, Inc. (hereinafter the “Company”), was incorporated as Aladdin & Company Trading in Utah on July 7, 2006. Aladdin & Company Trading later changed its name to Caribbean Casino & Gaming Corporation and re-domiciled in Florida on March 2, 2009. On January 7, 2013, Caribbean Casino & Gaming Corporation changed its name to Caribbean International Holdings, Inc. On August 28, 2014, the Company changed its name to BioStem Technologies, Inc.

Our mission is to create and deliver the most advanced healing technologies in the world. As a leader in regenerative medicine, we are focused on the development and commercialization of perinatal tissue-based therapies that support healing across the continuum of care, including advanced wound care and surgical applications. The company harnesses the natural properties of perinatal tissue through our proprietary processing technologies to deliver clinically effective solutions that promote tissue repair and regeneration.

Patients benefit from these technologies in a multitude of ways. Those with chronic wounds experience wound closure at higher rates and more quickly - improving overall quality of life and reducing the rate of debilitating sequelae including amputation and death. Surgical patients enjoy faster healing, improved restoration of function, faster return to normal daily life and reduced rates of complications. With these improved outcomes, the overall cost of patient care is reduced over time.

Our portfolio consists primarily of placenta-derived tissue allografts, which are human tissues used as protective barriers or coverings to support the body’s natural healing processes. We offer both dry and cryopreserved allografts that are utilized across a broad range of clinical settings, including advanced wound care and surgical applications. We intend to continue expanding our portfolio with complementary regenerative therapies and technologies that address unmet needs across wound management and surgical healing.

In January 2026, we expanded our portfolio through the purchase and licensing of certain assets from BioTissue Holdings Inc.’s surgical and wound care business. Among the assets we acquired and licensed were the well-known Neox® and Clarix® product lines, as well as a broad national footprint of direct sales representatives and contracted independent sales agents. We believe this acquisition will meaningfully bolster our commercial capabilities and deepen our presence in both hospital inpatient and outpatient care environments. The Company’s fiscal year end is December 31.

Liquidity

As of June 30, 2026, the Company had cash and cash equivalents of $6,962,492. During the three months ended June 30, 2026 and June 30, 2025, the Company had a net loss of $8,971,360 and net income of $10,613, respectively. The Company had a net loss of $17,791,065 and net income of $3,918,735 during the six months ended June 30, 2026 and June 30, 2025, respectively. As of June 30, 2026, the Company had an accumulated deficit of $38,965,381. The Company expects to incur net losses and negative cash flows from operations for at least the next twelve months as it adjusts to reduced product pricing dictated by the Centers for Medicare & Medicaid Services (CMS) that became effective in 2026, and has contractual and contingent obligations over the next twelve months related to the BioTissue acquisition and a restructured loan (see Note 10). The Company will require additional liquidity to continue its operations and meet its obligations over the next 12 months.

The Company plans to finance its operations and development needs with its existing cash and cash equivalents, additional equity and/or debt financing arrangements, and revenue primarily anticipated from the sale of our products. There can be no assurance that the Company will be able to obtain additional financing on terms acceptable to the Company, on a timely basis, or at all. Accordingly, substantial doubt exists about the Company’s ability to continue as a going concern for at least one year from the issuance of these financial statements.

The condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability of assets or the amounts and classifications of liabilities that may be necessary if the Company were unable to continue as a going concern.

Note 1 - Organization, Description of Business and Liquidity

Organization and Description of Business

BioStem Technologies, Inc. (hereinafter “the Company”), was incorporated as Aladdin & Company Trading in Utah on July 7, 2006. Aladdin & Company Trading later changed its name to Caribbean Casino & Gaming Corporation and re-domiciled in Florida on March 2, 2009. On January 7, 2013, Caribbean Casino & Gaming Corporation changed its name to Caribbean International Holdings, Inc. On August 28, 2014, the Company changed its name to BioStem Technologies, Inc.

The Company’s primary business is the development, manufacture, and sale of tissue allografts for the advanced wound care market with a focus on the treatment of diabetic, pressure and venous ulcers. The Company markets and distributes products directly to medical professionals, such as podiatrists and plastic surgeons, through direct and indirect salesforces and indirectly through distributors. The Company’s fiscal year end is December 31.

Liquidity

As of December 31, 2025, the Company has cash and cash equivalents of $ 29,549,018. The Company had a net loss of $6,580,912 and net income of $31,030,713 for the years ended December 31, 2025, and 2024, respectively, and has an accumulated deficit of $21,174,316 as of December 31, 2025. The Company expects to incur net losses and negative cash flows from operations for at least the next twelve months due to recent changes to product pricing determined by CMS, and has contractual obligations over the next twelve months related to the BioTissue acquisition and an existing loan. The Company will require additional liquidity to continue its operations and meet its obligations over the next 12 months.

The Company plans to finance its operations and development needs with its existing cash and cash equivalents, additional equity and/or debt financing arrangements, and revenue primarily anticipated from the sale of our products. There can be no assurance that the Company will be able to obtain additional financing on terms acceptable to the Company, on a timely basis, or at all. Accordingly, substantial doubt exists about the Company’s ability to continue as a going concern for at least one year from the issuance of these financial statements.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability of assets or the amounts and classifications of liabilities that may be necessary if the Company were unable to continue as a going concern.